Available-for-Sale Securities - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value for Available-For-Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Available-for-sale securities:
Amortized cost	$ 2,661,092
Gross unrealized gains	36,138
Gross unrealized losses	(35,298)
Fair value	2,661,932
U.S. Treasury Bills [Member]
Available-for-sale securities:
Amortized cost	2,661,092
Gross unrealized gains	36,138
Gross unrealized losses	(35,298)
Fair value	$ 2,661,932